State Street Corp.

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

June 15, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:          Office of Filings, Information & Consumer Service

RE:	Wasatch Funds Trust (the “Trust”)

File Nos. 033-10451, 811-04920

Post Effective Amendment Nos. 122 and 124

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and the Statement of Additional Information each dated June 13, 2022 for the Investor Class shares and Institutional Class shares of the Wasatch U.S. Select Fund, do not differ from those contained in Post-Effective Amendment No. 122 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on June 13, 2022 (Accession #0001193125-22-172611).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President and Managing Counsel

cc:	R. Biles